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                              ING INVESTORS TRUST
                        ING Julius Baer Foreign Portfolio

                       Supplement Dated September 10, 2004
              to the Adviser Class Prospectus, Institutional Class
      Prospectus, Retirement Class Prospectus and Service Class Prospectus
                              Dated April 30, 2004

(1) Effective immediately, the following will be added to the end of the 4th paragraph in the section entitled "Description of Portfolios - ING Julius Baer Foreign Portfolio - Principal Investment Strategy," on page 15 of the Retirement Class and Service Class Prospectuses and page 16 of the Adviser Class and Institutional Class Prospectuses:

            The Portfolio may invest in derivatives such as futures and swaps as a hedging technique or in furtherance of its investment objective.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING INVESTORS TRUST
                        ING Julius Baer Foreign Portfolio

                       Supplement Dated September 10, 2004
                 to the Adviser, Institutional and Service Class
                 Statement of Additional Information ("SAI") and
              Retirement Class Statement of Additional Information
                              Dated April 30, 2004

(1) Effective immediately, the following will be added after the 1st sentence of the 2nd paragraph in the section entitled "Options on Futures Contracts" on page 20 of the Adviser, Institutional and Service Class SAI and Retirement Class SAI:

            The Julius Baer Foreign Portfolio may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes.

(2) Effective immediately, the first sentence of the 4th paragraph in the section entitled "Stock Index Futures Contracts" on page 21 of the Adviser, Institutional and Service Class SAI and Retirement Class SAI is hereby deleted and replaced with the following:

            Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of the Julius Baer Foreign Portfolio, which may invest in futures contracts and futures options for both hedging and non-hedging purposes.

(3) Effective immediately the 2nd full paragraph on page 23 of the SAI is hereby deleted and replaced with the following:

            The Julius Baer Foreign Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (the "CEA") and, therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE